Earnings per share - Additional Information (Details)	3 Months Ended
	Mar. 31, 2026 shares	Mar. 31, 2025 shares
Non-Executive Director
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement		24,135
Key management personnel of entity or parent
Earnings per share [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)	18,000	20,000
Dilutive effect of share options on number of ordinary shares	262,045	194,555